INVENTORIES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Finished products	R$ 7,413,773	R$ 6,971,497
Work in progress	3,795,605	3,336,780
Raw materials	3,277,924	3,241,607
Storeroom supplies	1,350,468	1,266,465
Imports in transit	696,699	469,601
Allowance for adjustments to net realizable value	(29,558)	(58,172)
Total Inventories	R$ 16,504,911	R$ 15,227,778